Loans and Allowance for Credit Losses - Non-accrual Loans (Details) - Non-performing TDRs - 90 days past due - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	$ 603	$ 0
Non-accrual with Allowance	6,233	2,537
Total Non-accrual	6,836	2,537
90 Days Past Due and Still Accruing	29	210
Total Non-performing Loans	6,865	2,747
Commercial, financial, and agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	603	0
Non-accrual with Allowance	400	923
Total Non-accrual	1,003	923
90 Days Past Due and Still Accruing	0	0
Total Non-performing Loans	1,003	923
Real estate construction − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance		0
Non-accrual with Allowance		454
Total Non-accrual		454
90 Days Past Due and Still Accruing		0
Total Non-performing Loans		454
Real estate construction − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance		0
Non-accrual with Allowance		49
Total Non-accrual		49
90 Days Past Due and Still Accruing		0
Total Non-performing Loans		49
Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	0	0
Non-accrual with Allowance	5,656	963
Total Non-accrual	5,656	963
90 Days Past Due and Still Accruing	29	207
Total Non-performing Loans	5,685	1,170
Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	0	0
Non-accrual with Allowance	143	138
Total Non-accrual	143	138
90 Days Past Due and Still Accruing	0	0
Total Non-performing Loans	143	138
Installment and other consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	0	0
Non-accrual with Allowance	34	10
Total Non-accrual	34	10
90 Days Past Due and Still Accruing	0	3
Total Non-performing Loans	$ 34	$ 13